THE VANTAGEPOINT FUNDS

Core Bond Index Fund

Supplement dated October 13, 2015 to the

Prospectus dated May 1, 2015, as supplemented

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

Paul Benson, Nancy Rogers and Stephanie Shu of Mellon Capital Management Corporation (“Mellon Capital”) replaced Zandra Zelaya as portfolio managers for the Vantagepoint Core Bond Index Fund (“Core Bond Index Fund”). Gregory Lee, also of Mellon Capital, continues to be a portfolio manager for the Core Bond Index Fund.

As a result of these changes, the following should replace the table found in the section titled “Management – Subadviser” on page 43 of the Prospectus.

Mellon Capital Management Corporation

Name	Title with Subadviser	Length of Service
Paul Benson, CFA, CAIA	Managing Director and Head of Fixed Income Portfolio Management	Portfolio Manager of the Fund since October 2015
Gregory Lee, CFA	Vice President and Senior Portfolio Manager, Fixed Income	Portfolio Manager of the Fund since March 2013
Nancy Rogers, CFA	Director and Senior Portfolio Manager, Fixed Income	Portfolio Manager of the Fund since October 2015
Stephanie Shu, CFA	Director and Senior Portfolio Manager, Fixed Income	Portfolio Manager of the Fund since October 2015

In addition, the following replaces the table found in the section titled “Portfolio Managers” for the Core Bond Index Fund on the top of page 133 of the Prospectus.

Name	Five Year Business History	Role in Fund Management
Paul Benson, CFA, CAIA	Joined Mellon Capital in 2005	Equal responsibility among Team Members
Gregory Lee, CFA	Joined Mellon Capital in 1989	Equal responsibility among Team Members
Nancy Rogers, CFA	Joined Mellon Capital in 1987	Equal responsibility among Team Members
Stephanie Shu, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

Please retain this supplement for future reference.

SUPP-364-201510-1685

THE VANTAGEPOINT FUNDS

Core Bond Index Fund

Supplement dated October 13, 2015 to the

Statement of Additional Information dated May 1, 2015, as supplemented

This supplement changes the disclosure in the Statement of Additional Information (“SAI”) and provides new information that should be read together with the SAI and any supplements thereto.

Paul Benson, Nancy Rogers and Stephanie Shu of Mellon Capital Management Corporation (“Mellon Capital”) replaced Zandra Zelaya as portfolio managers for the Vantagepoint Core Bond Index Fund (“Core Bond Index Fund”). Gregory Lee, also of Mellon Capital, continues to be a portfolio manager for the Core Bond Index Fund.

Therefore, the following replaces the information relating to the Mellon Capital portfolio managers of the Core Bond Index Fund under the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 105 of the SAI. The information regarding the Mellon Capital portfolio managers of the other Vantagepoint Index Funds remains unchanged.

Mellon Capital reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2015.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Core Bond Index Fund
Paul Benson, CFA, CAIA	20	$9,855	45	$15,370	35	$22,187
Gregory Lee, CFA	20	$9,855	45	$15,370	35	$22,187
Nancy Rogers, CFA	20	$9,855	45	$15,370	35	$22,187
Stephanie Shu, CFA	20	$9,855	45	$15,370	35	$22,187

The following should be added to the section titled “Portfolio Manager Ownership of Fund Shares” on page 156 of the SAI.

As of September 30, 2015, none of the Mellon Capital Core Bond Index Fund portfolio managers owned shares of the Core Bond Index Fund.

Please retain this supplement for future reference.